Shareholder Report, Line Graph (Details) 199958_Wilshire Global Allocation Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Wilshire Global Allocation Fund
Account Value [Line Items]
Accumulated Value	$ 17,757	$ 15,993	$ 13,735	$ 16,715	$ 14,945	$ 13,352	$ 11,275	$ 12,164	$ 10,562	$ 10,000	$ 20,849
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Net Total Return Index (USD)
Accumulated Value	24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
Bloomberg Global Aggregate USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate USD Hedged
Accumulated Value	12,078	11,681	10,902	12,280	12,453	11,795	10,899	10,710	10,395	10,000	$ 12,665
65/35 MSCI ACWI IMI/Bloomberg Global Agg (Hedged) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											65/35 MSCI ACWI IMI/Bloomberg Global Agg(Hedged)
Accumulated Value	$ 19,372	$ 17,338	$ 14,884	$ 17,658	$ 15,895	$ 14,040	$ 11,704	$ 12,434	$ 10,697	$ 10,000	$ 22,444